Our people - Summary of Compensation for Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees [abstract]
Short-term employee benefits	£ 28.0	£ 17.9	£ 18.3
Pensions and other post-retirement benefits	0.9	1.0	1.0
Share-based payments	14.6	10.3	10.8
Key management personnel compensation	£ 43.5	£ 29.2	£ 30.1